Subsequent Events	12 Months Ended
Dec. 31, 2022
Disclosure of Events After Reporting Period Text Block [Abstract]
Subsequent events

Note 18 — Subsequent events

a.	On March 20, 2023 the Company’s board of directors, approved the following awards:

●	The 2022 bonus plan grants for certain officers in the amount of $ 161 thousand (as described in Note 14(C) above), will be paid in the form of 132,040 RSUs, in lieu of cash. The RSUs will vest quarterly over two years with acceleration condition upon meeting certain milestones.

●	A bonus for certain employees in the form of 100,000 RSU’s. The RSUs will vest on a quarterly basis over one year following the grant.

●	In addition to the grants in accordance with the 2022 bonus plan mentioned above, additional amount of 137,844 RSUs will be granted to one officer. The RSUs will vest quarterly over two years with acceleration condition upon meeting certain milestones.

●	In addition to the grants in accordance with the 2022 bonus plan mentioned above, an additional 30% of the annual bonus will be granted to the Company’s CEO.

●	The grant of 160,000 RSUs to the directors of the Company. The RSUs will vest one year following the grant. This grant is subject to shareholders’ approval.

●	Options to a consultant of the Company in the economic value of $22,500. The options have an exercise price of $1.82 per share. The options will vest monthly, over 9 months from grant date. The options expire 10 years after grant date.